Cost of Revenues (Tables)	12 Months Ended
Dec. 31, 2016
Cost of Revenue [Abstract]
Schedule of Cost of Revenues

	Year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB	US$
Content-related costs	127,929	184,635	269,313	38,789
Depreciation and amortization	31,703	43,160	42,570	6,131
Bandwidth and internet data center	30,713	38,893	51,766	7,456
VAT and surcharges	191,153	269,491	349,373	50,320
Cost of sales, including tax	—	132,942	1,680,143	241,991

	381,498	669,121	2,393,165	344,687